INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
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Reconciliation of Income Taxes at Statutory Rates
A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	2023	2022
Net income (loss) for the year	$ 68,756	$ (61,310)
Statutory rate	27.00%	27.00%
Expected income tax expense (recovery)	$ 18,564	$ (16,554)
Permanent differences	7,617	9,662
Impact of renunciation of flow-through shares	1,328	30
Impact of (gain) loss recognized in other comprehensive income	328	(17)
Impact of loss on convertible debt	13,900	422
Impact on deconsolidation of IsoEnergy	(27,361)	-
Change in unrecognized deductible temporary differences	(15,778)	5,412
Other	(10)	3
Deferred income tax recovery	$ (1,412)	$ (1,042)

Summary of Income Tax (Recovery) Expense	The Company’s income tax recovery is comprised of the following:

	2023	2022
Deferred income tax recovery	$(1,412)	$(1,042)
Total	$(1,412)	$(1,042)

Disclosure Of Change In Fair Value of Convertible Debentures Attributable To Credit Risk Fluctuation
The Company’s deferred tax items recognized in OCI during the year:

	2023	2022
Change in fair value of convertible debentures attributable to the change in credit risk	$(328)	$17

Change in fair value of marketable securities	(121)	(478)
Total	$(449)	$(461)

Summary of Deferred Tax (Assets) and Liabilities
The tax effects of temporary differences between amounts recorded in the Company’s accounts and the corresponding amounts as calculated for income tax purposes give rise to the following deferred tax (assets) and liabilities:

	2023	2022
Exploration and evaluation assets	$46,658	$39,120
Convertible debentures	1,559	66
Non-capital losses	(73,070)	(38,333)
Investment in associate	24,853	-
Share issuance costs	-	(208)
Equipment	-	(79)
Marketable securities	-	301
Net deferred tax liabilities	$-	$867

Summary of Movement in Deferred Tax Liability
Movement in the Company’s deferred tax liability balance in the year is as follows:

	2023	2022
Opening balance	$867	$2,536
Recognized in income tax expense (recovery)	657	(996)
Recognized in OCI/equity	(449)	(673)
Disposal due to deconsolidation of IsoEnergy	(1,075)	-
Net deferred tax liabilities	$-	$867

Significant Components of Temporary Differences, Unused Tax Credits and Unused Tax Losses
The significant components of the Company’s temporary differences, unused tax credits and unused tax losses that have not been included on the consolidated statement of financial position are as follows:

Temporary Differences	2023	Expiry Date Range	2022	Expiry Date Range
Non-capital losses available for future periods	$96,732	2029 to 2043	$144,633	2029 to 2042
Share issuance costs	13,748	-	7,156	-
Equipment	460	-	911	-
Donations	196	2024 to 2028	153	2023 to 2027
Tax attributes are subject to review, and potential adjustment, by tax authorities.